Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,484.0	$ 4,266.0
Reinsurance recoverable on unpaid losses	3,298.1	3,195.2
Unallocated claims incurred	56.6	50.3
Carbon syndicate reserves	1.0	0.0
Other	0.2	0.5
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items	(170.3)	(295.9)
Losses and loss adjustment expenses	7,611.8	7,165.3	$ 6,951.8	$ 7,074.2
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	289.3	226.8
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	725.6	618.7
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	427.9	431.4
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	808.7	738.5
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,251.5	2,015.4
Reinsurance recoverable on unpaid losses	2,117.4	2,140.3
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	784.9	631.0
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	975.3	1,084.2
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	472.3	535.4
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,232.5	2,250.6
Reinsurance recoverable on unpaid losses	1,180.7	1,054.9
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable	(286.4)	(346.7)
Losses and loss adjustment expenses	$ 58.3	$ 0.0